Intangible assets - Breakdown of exploration rights by type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets	€ 6,434	€ 6,379	€ 5,525
Exploration rights
Intangible assets
Intangible assets	534	663	€ 793
Proved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	79	91
Unproved licence and leasehold property acquisition costs
Intangible assets
Intangible assets	€ 455	€ 572